Dividends - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.3088	£ 0.3912
Cash dividend paid	£ 894	£ 811
Scrip dividend	£ 617	£ 643
Interim dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)	£ 0.1584
Cash dividend paid	£ 718
Scrip dividend	£ 59